Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 28, 2016
Supplement [Text Block]	bf1_SupplementTextBlock
BLACKROCK FUNDSSM

BlackRock Managed Volatility Portfolio

(the “Fund”)

Supplement dated May 16, 2016 to the Summary Prospectus and the

Prospectus of the Fund, each dated January 28, 2016

This Supplement replaces and supercedes the supplement dated May 2, 2016.

On April 21, 2016, the Board of Trustees (the “Board”) of BlackRock FundsSM approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund to “BlackRock Tactical Opportunities Fund” and certain changes to the Fund’s investment process. In addition, Fund management has determined to remove a benchmark index against which the Fund compares its performance. These changes are expected to become effective on or about July 1, 2016.

Effective on or about July 1, 2016, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

Change in the Fund’s Name

BlackRock Managed Volatility Portfolio is renamed BlackRock Tactical Opportunities Fund.

Change in the Fund’s Investment Process

The last paragraph of the section of the Summary Prospectus and the Prospectus entitled “Principal Investment Strategies of the Fund” or “Fund Overview—Principal Investment Strategies of the Fund,” as applicable, is deleted in its entirety and replaced with the following:

The Fund may engage in active and frequent trading of portfolio securities and may make significant investments in index futures or other derivative instruments to achieve its primary investment strategies.

Change in the Fund’s Benchmarks

Effective on or about July 1, 2016, the Fund removed the customized weighted index comprised of 50% MSCI All Country World Index and 50% Citigroup World Government Bond Index (hedged into USD), including its constituent components, as a performance benchmark against which the Fund measures its performance.

BLACKROCK MANAGED VOLATILITY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf1_SupplementTextBlock
BLACKROCK FUNDSSM

BlackRock Managed Volatility Portfolio

(the “Fund”)

Supplement dated May 16, 2016 to the Summary Prospectus and the

Prospectus of the Fund, each dated January 28, 2016

This Supplement replaces and supercedes the supplement dated May 2, 2016.

On April 21, 2016, the Board of Trustees (the “Board”) of BlackRock FundsSM approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund to “BlackRock Tactical Opportunities Fund” and certain changes to the Fund’s investment process. In addition, Fund management has determined to remove a benchmark index against which the Fund compares its performance. These changes are expected to become effective on or about July 1, 2016.

Effective on or about July 1, 2016, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

Change in the Fund’s Name

BlackRock Managed Volatility Portfolio is renamed BlackRock Tactical Opportunities Fund.

Change in the Fund’s Investment Process

The last paragraph of the section of the Summary Prospectus and the Prospectus entitled “Principal Investment Strategies of the Fund” or “Fund Overview—Principal Investment Strategies of the Fund,” as applicable, is deleted in its entirety and replaced with the following:

The Fund may engage in active and frequent trading of portfolio securities and may make significant investments in index futures or other derivative instruments to achieve its primary investment strategies.

Change in the Fund’s Benchmarks

Effective on or about July 1, 2016, the Fund removed the customized weighted index comprised of 50% MSCI All Country World Index and 50% Citigroup World Government Bond Index (hedged into USD), including its constituent components, as a performance benchmark against which the Fund measures its performance.